Note 13 - Fair Value of Financial Instruments (Detail) - Fair Value Of Assets And Liabilities Measured On A Recurring Basis (USD $)	Dec. 30, 2012	Dec. 25, 2011
Interest Rate Swaps	$ (430,751)	$ (613,999)
Fair Value, Inputs, Level 2 [Member]
Interest Rate Swaps	$ (430,751)	$ (613,999)